UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

Exchange Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 9.1%
The Boeing Co.	71,504	$8,401,720
General Dynamics Corp.	83,872	7,340,478

		15,742,198
Beverages — 2.9%
The Coca-Cola Co.	130,177	4,931,105
Consumer Finance — 8.8%
American Express Co.	200,568	15,146,895
Diversified Financial Services — 3.7%
JPMorgan Chase & Co.	124,728	6,447,190
Energy Equipment & Services — 6.8%
Schlumberger Ltd.	132,988	11,750,820
Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	27,424	2,028,279
Food Products — 1.5%
Kraft Foods Group, Inc.	17,761	931,387
Mondelez International, Inc., Class A	53,285	1,674,215

		2,605,602
Household Products — 3.8%
The Procter & Gamble Co.	85,822	6,487,285
Industrial Conglomerates — 2.9%
General Electric Co.	209,999	5,016,876
Insurance — 8.4%
Berkshire Hathaway, Inc., Class B (a)(b)	127,112	14,428,483
IT Services — 8.0%
International Business Machines Corp.	47,396	8,776,791
The Western Union Co.	266,480	4,972,517

		13,749,308
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	29,749	1,524,636
Machinery — 2.8%
Caterpillar, Inc.	58,983	4,917,413
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	47,100	1,558,068
Multiline Retail — 5.5%
Target Corp.	147,684	9,448,822

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 5.4%
BP PLC - ADR	31,546	$1,325,878
Exxon Mobil Corp.	93,799	8,070,466

		9,396,344
Pharmaceuticals — 15.7%
AstraZeneca PLC - ADR	64,000	3,323,520
Johnson & Johnson	80,592	6,986,521
Merck & Co., Inc.	83,999	3,999,192
Novartis AG - ADR	89,681	6,879,430
Pfizer, Inc.	204,166	5,861,606

		27,050,269
Software — 5.9%
Microsoft Corp.	308,263	10,268,241
Tobacco — 4.0%
Altria Group, Inc.	77,000	2,644,950
Philip Morris International, Inc.	50,136	4,341,276

		6,986,226
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC - ADR	64,452	2,267,421
Total Long-Term Investments (Cost — $27,201,907) — 99.5%		171,751,481

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	731,727	731,727

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$8,325	8,324,750
Total Short-Term Securities (Cost — $9,056,477) — 5.2%		9,056,477
Total Investments (Cost — $36,258,384*) — 104.7%		180,807,958
Liabilities in Excess of Other Assets — (4.7)%		(8,189,082)

Net Assets — 100.0%		$172,618,876

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$36,404,454

Gross unrealized appreciation	$144,580,360
Gross unrealized depreciation	(176,856)

Net unrealized appreciation	$144,403,504

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

ADR American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2013	1

Schedule of Investments (concluded)

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares/ Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	198,911	532,816	731,727	$999
BlackRock Liquidity Series, LLC, Money Market Series	—	8,324,750	8,324,750	$1,940

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$171,751,481	—	—	$171,751,481
Short-Term Securities	731,727	$8,324,750	—	9,056,477
Total	$172,483,208	$8,324,750	—	$180,807,958

1	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$18,757	—	—	$18,757
Liabilities:
Collateral on securities loaned at value	—	$(8,324,750)	—	(8,324,750)
Total	$18,757	$(8,324,750)	—	$(8,305,993)

There were no transfers between levels during the period ended September 30, 2013.

2	BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: November 25, 2013